UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment                      [_];  Amendment Number: ______

This Amendment (Check only one.):            [_] is a restatement.
                                             [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Kingdom Ridge Capital, L.L.C.
Address:    81 Main Street, Suite 209
            White Plains, NY 10601

Form 13F File Number: 028-13333

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Michael Manley
Title:      Chief Financial Officer
Phone:      (914) 517-8654

Signature, Place, and Date of Signing:


/s/ Michael Manley           White Plains, New York         February 14, 2013
-----------------------    --------------------------    -----------------------
     [Signature]                  [City, State]                   [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  28

Form 13F Information Table Value Total:  $268,612
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number    Name

1.    028-13335               Kingdom Ridge Capital Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                     Kingdom Ridge Capital, LLC
                                                          December 31, 2012
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4           COLUMN 5       COLUMN 6   COLUMN 7      COLUMN 8

                                                           VALUE     SHRS OR    SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT    PRN CALL   DISCRETION  MNGRS    SOLE     SHARED NONE
--------------                --------------    -----      -------   -------    --- ----   ----------  -----    ----     ------ ----
ACME PACKET INC               COM              004764106   4,424        200,000 SH         DEFINED     1           200,000
ALCATEL-LUCENT                SPONSORED ADR    013904305  16,817     12,098,297 SH         DEFINED     1        12,098,297
ALCATEL-LUCENT                SPONSORED ADR    013904305   2,780      2,000,000     CALL   DEFINED     1         2,000,000
ALLOT COMMUNICATIONS LTD      SHS              M0854Q105   1,337         75,000 SH         DEFINED     1            75,000
ANALOG DEVICES INC            COM              032654105   8,412        200,000     PUT    DEFINED     1           200,000
APPLIED MICRO CIRCUITS CORP   COM NEW          03822W406  61,045      7,250,000 SH         DEFINED     1         7,250,000
ARRIS GROUP INC               COM              04269Q100   2,331        156,000     PUT    DEFINED     1           156,000
ASML HOLDING N V              NY REGISTRY SHS  N07059210   6,439        100,000     PUT    DEFINED     1           100,000
ATMEL CORP                    COM              049513104   7,433      1,134,794 SH         DEFINED     1         1,134,794
BROADSOFT INC                 COM              11133B409   4,541        125,000 SH         DEFINED     1           125,000
CIENA CORP                    COM NEW          171779309   8,243        525,000 SH         DEFINED     1           525,000
CIENA CORP                    COM NEW          171779309   6,382        406,500     CALL   DEFINED     1           406,500
CITRIX SYS INC                COM              177376100   3,281         50,000 SH         DEFINED     1            50,000
COGO GROUP INC                ORD SHS          G22538105   3,321      1,523,419 SH         DEFINED     1         1,523,419
INPHI CORP                    COM              45772F107     958        100,000 SH         DEFINED     1           100,000
INTEL CORP                    COM              458140100   4,124        200,000     PUT    DEFINED     1           200,000
INTERNATIONAL BUSINESS MACHS  COM              459200101  47,888        250,000     PUT    DEFINED     1           250,000
JDS UNIPHASE CORP             COM PAR $0.001   46612J507   8,438        625,000 SH         DEFINED     1           625,000
JDS UNIPHASE CORP             COM PAR $0.001   46612J507   6,750        500,000     CALL   DEFINED     1           500,000
MICROSOFT CORP                COM              594918104   6,678        250,000     PUT    DEFINED     1           250,000
NEOPHOTONICS CORP             COM              64051T100   1,329        231,455 SH         DEFINED     1           231,455
RESPONSYS INC                 COM              761248103   1,145        192,100 SH         DEFINED     1           192,100
RF MICRODEVICES INC           COM              749941100   2,240        500,000 SH         DEFINED     1           500,000
SAP AG                        SPON ADR         803054204  40,190        500,000     PUT    DEFINED     1           500,000
SIGMA DESIGNS INC             COM              826565103   1,078        209,270 SH         DEFINED     1           209,270
TAKE-TWO INTERACTIVE SOFTWAR  COM              874054109   1,897        172,300 SH         DEFINED     1           172,300
TAKE-TWO INTERACTIVE SOFTWAR  COM              874054109   4,404        400,000     CALL   DEFINED     1           400,000
VMWARE INC                    CL A COM         928563402   4,707         50,000 SH         DEFINED     1            50,000

SK 26148 0001 1355070